Equity-Accounted Investees - Equity accounted investees with similar activity to that of the Group - Movements In Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in the investments in equity-accounted investees
Share of profit / (losses)	€ 8,972
Investments in equity-accounted investees	114,473		€ 226,905	€ 219,009
Accounted investees with similar activity to that of the Group
Movement in the investments in equity-accounted investees
Balance at 1 January		€ 0
Transfer accounted investees with similar activity to that of the Group	147,289
Transfers	(94,127)
Share of profit / (losses)	8,972
Share of other comprehensive income / translation differences	2,624
Collected dividends	(4,468)
Investments in equity-accounted investees	€ 60,290